787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 30, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Credit Suisse Opportunity Funds

Securities Act File No. 33-92982
Investment Company Act File No. 811-9054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Opportunity Funds (the “Trust”) hereby certifies that the definitive form of prospectus for Credit Suisse High Income Fund, a series of the Trust, dated June 24, 2010, does not differ from the form of prospectus contained in Post-Effective Amendment No. 33 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on June 24, 2010.  The Amendment became effective immediately upon filing.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh